Schedule of Investments (unaudited)	iShares® International Small-Cap Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
29Metals Ltd.(a)(b)	262,485	$84,077
Abacus Group	106,704	79,519
Accent Group Ltd.	78,318	95,156
Adairs Ltd.(b)	344,394	472,034
Alkane Resources Ltd.(a)	204,345	81,771
AMP Ltd.	131,499	92,553
APM Human Services International Ltd.	546,161	426,124
ARN Media Ltd., NVS(b)	356,706	192,184
BWP Trust	122,094	279,398
Cettire Ltd.(a)	345,249	656,286
Champion Iron Ltd.	59,166	268,130
Clinuvel Pharmaceuticals Ltd.	22,230	214,716
Coast Entertainment Holdings Ltd., NVS(a)	1,840,986	579,814
Collins Foods Ltd.	56,259	360,647
CSR Ltd.	380,304	2,169,172
Data#3 Ltd.	46,683	229,612
Deterra Royalties Ltd.	424,422	1,343,465
Domain Holdings Australia Ltd.	262,827	496,716
Domino’s Pizza Enterprises Ltd.	2,565	64,703
Downer EDI Ltd.	147,402	442,509
Elders Ltd.	43,605	236,914
FleetPartners Group Ltd., NVS(a)	428,697	992,633
GR Engineering Services Ltd.	189,981	280,552
GrainCorp Ltd., Class A	225,549	1,239,314
Growthpoint Properties Australia Ltd.	73,359	112,273
GUD Holdings Ltd.	32,498	213,407
GWA Group Ltd.	521,208	861,179
Healius Ltd.(a)	1,186,911	914,333
Helia Group Ltd.	460,845	1,182,872
HomeCo Daily Needs REIT	655,708	514,099
Iluka Resources Ltd.	154,584	751,682
Inghams Group Ltd.	319,770	756,858
Jumbo Interactive Ltd.	11,115	112,977
Karoon Energy Ltd.(a)	310,878	383,702
Kogan.com Ltd.	51,471	167,340
Link Administration Holdings Ltd.	105,678	152,508
Lovisa Holdings Ltd.	10,089	203,334
Macmahon Holdings Ltd.	4,359,303	700,660
McMillan Shakespeare Ltd.	93,366	1,114,458
Metcash Ltd.	228,457	579,341
Meteoric Resources NL(a)(b)	1,656,135	227,443
Myer Holdings Ltd.(b)	2,179,395	1,068,128
Neuren Pharmaceuticals Ltd., NVS(a)	36,330	446,058
New Hope Corp. Ltd.	309,168	899,376
nib holdings Ltd.	25,479	121,676
Nick Scali Ltd.	84,132	843,470
Nine Entertainment Co. Holdings Ltd.	289,332	282,016
NRW Holdings Ltd.	481,023	858,606
OFX Group Ltd.(a)(b)	121,923	131,110
Orora Ltd.	240,255	336,764
Perenti Ltd.	262,143	160,903
Perseus Mining Ltd.	102,258	149,575
PEXA Group Ltd.(a)	107,388	835,293
Playside Studios Ltd.(a)	226,062	127,477
PolyNovo Ltd.(a)(b)	126,711	164,418
Region RE Ltd.	260,091	364,609
Regis Resources Ltd.(a)	91,143	128,382
Reliance Worldwide Corp. Ltd.	57,114	187,467
RPMGlobal Holdings Ltd.(a)	236,322	377,308
Sandfire Resources Ltd.(a)(b)	302,157	1,819,897
Security	Shares	Value

Australia (continued)
Sigma Healthcare Ltd.	756,333	$615,869
Sims Ltd.	149,283	1,144,146
Southern Cross Media Group Ltd.	723,843	447,805
Stanmore Resources Ltd.	428,697	916,297
Star Entertainment Group Ltd. (The)(a)	266,418	68,678
Steadfast Group Ltd.	118,503	431,282
Super Retail Group Ltd.	145,008	1,348,339
Tabcorp Holdings Ltd.	2,865,105	1,344,355
Telix Pharmaceuticals Ltd.(a)	94,905	910,809
Temple & Webster Group Ltd.(a)	10,089	73,632
Terracom Ltd.	2,773,449	436,839
Tuas Ltd.(a)	202,293	520,762
Ventia Services Group Pty Ltd.	340,119	791,575
Waypoint REIT Ltd.	580,716	871,376
Weebit Nano Ltd.(a)(b)	39,672	79,774
Wildcat Resources Ltd.(a)(b)	118,845	39,129
		39,669,665
Austria — 0.4%
Immofinanz AG(a)	12,312	305,490
Oesterreichische Post AG	9,747	310,513
Porr AG	46,341	702,417
S IMMO AG(a)	4,446	81,832
Semperit AG Holding	10,773	133,595
Zumtobel Group AG	54,207	345,941
		1,879,788
Belgium — 1.2%
Barco NV	18,639	258,579
Bekaert SA	10,773	539,035
bpost SA	117,819	464,596
Deceuninck NV	14,022	38,065
Deme Group NV	3,933	624,383
Fluxys Belgium SA(b)	8,379	179,825
Gimv NV	34,029	1,588,569
Ion Beam Applications(b)	83,277	1,114,300
Proximus SADP	73,530	542,629
Solvay SA	34,713	1,121,351
		6,471,332
Canada — 9.8%
ADENTRA Inc.	4,446	137,515
Advantage Energy Ltd.(a)	38,133	297,496
Alamos Gold Inc., Class A	12,825	188,651
Andlauer Healthcare Group Inc.	13,851	419,660
Aritzia Inc.(a)	5,130	132,810
Artis REIT	128,592	607,161
Atco Ltd., Class I, NVS	19,323	527,342
ATS Corp.(a)	16,416	540,065
AutoCanada Inc.(a)	6,498	114,039
Baytex Energy Corp.	192,546	713,315
BlackBerry Ltd.(a)	95,931	268,285
Boardwalk REIT	3,249	167,259
Bombardier Inc., Class B(a)	7,866	358,374
BRP Inc.	17,442	1,173,485
Canfor Corp.(a)	56,259	592,974
Capital Power Corp.	12,825	334,727
Cascades Inc.	77,634	521,075
CELESTICA Inc. COMMON STOCK, NVS	50,616	2,191,712
Centerra Gold Inc.	99,180	603,733
Chemtrade Logistics Income Fund.	46,854	299,166
Choice Properties REIT	19,836	187,604
CI Financial Corp.	164,160	1,938,940
Cogeco Communications Inc.	9,234	366,033

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Cogeco Inc.	13,680	$510,075
Colliers International Group Inc.	8,066	839,968
Computer Modelling Group Ltd.	19,494	155,482
Corus Entertainment Inc., Class B, NVS	523,602	193,976
Crescent Point Energy Corp.	225,036	1,984,482
CT REIT	196,137	1,913,427
Definity Financial Corp.	38,133	1,271,146
Docebo Inc.(a)	24,966	1,116,048
Dream Office REIT, NVS(b)	29,669	407,325
Dundee Precious Metals Inc.	82,422	623,860
ECN Capital Corp.(b)	203,319	259,936
Eldorado Gold Corp.(a)	33,858	482,544
Enerplus Corp.	76,526	1,498,379
Ensign Energy Services Inc.(a)	200,412	371,228
EQB Inc.	5,814	350,998
ERO Copper Corp.(a)	8,721	177,822
Filo Corp., NVS(a)	32,148	576,102
Finning International Inc.	69,768	2,188,850
First Capital Real Estate Investment Trust	49,248	528,737
Frontera Energy Corp.	90,801	625,941
Gibson Energy Inc.	41,211	675,948
H&R Real Estate Investment Trust	47,538	310,785
Hammond Power Solutions Inc.(b)	8,037	673,482
Hudbay Minerals Inc.	18,126	152,603
IAMGOLD Corp.(a)	46,512	165,215
Interfor Corp.(a)	68,571	870,181
Kinaxis Inc.(a)	6,498	691,927
Labrador Iron Ore Royalty Corp.	33,174	724,616
Lassonde Industries Inc., Class A	1,539	161,004
Leon’s Furniture Ltd.	30,267	498,422
Linamar Corp.	7,011	330,166
Major Drilling Group International Inc.(a)	151,506	1,052,117
Maple Leaf Foods Inc.	7,182	127,139
Martinrea International Inc.	49,932	415,299
Mattr Corp., NVS(a)	34,884	413,292
MEG Energy Corp.(a)	62,586	1,423,432
Methanex Corp.	14,022	671,434
Morguard Corp.	684	54,883
Morguard North American Residential REIT	4,959	54,754
New Gold Inc.(a)	198,138	342,548
North West Co. Inc. (The)	9,918	281,117
Nuvei Corp.(c)	13,338	427,758
Parex Resources Inc.	11,115	193,775
Parkland Corp.	18,639	574,205
Pason Systems Inc.	106,020	1,205,254
Peyto Exploration & Development Corp.	10,773	120,435
PHX Energy Services Corp.	27,531	179,187
PrairieSky Royalty Ltd.	40,698	775,439
Precision Drilling Corp.(a)	13,509	947,146
Primo Water Corp.	14,706	277,502
Prinmaris REIT	46,170	442,701
Quebecor Inc., Class B	2,223	46,005
Real Matters Inc.(a)	181,861	679,015
Russel Metals Inc.	34,200	963,160
Silvercorp Metals Inc.	21,033	66,767
SNC-Lavalin Group Inc.	14,535	558,109
Spin Master Corp.(c)	30,951	676,284
Sprott Inc.	2,052	80,446
Stelco Holdings Inc.	37,449	1,085,671
Superior Plus Corp.	31,635	214,401
Torex Gold Resources Inc.(a)	42,237	595,211
TransAlta Corp.	153,216	1,016,135
Security	Shares	Value

Canada (continued)
Transcontinental Inc., Class A	54,036	$536,180
Trican Well Service Ltd.	378,594	1,149,546
Vermilion Energy Inc.	46,854	539,792
Western Forest Products Inc.(b)	194,256	76,198
Westshore Terminals Investment Corp.	39,672	763,095
Whitecap Resources Inc.	129,789	984,271
		54,021,799
China — 0.7%
China Minsheng Financial Holding Corp. Ltd.(a)	8,550,000	84,159
China Renaissance Holdings Ltd.(a)(b)(c)(d)	203,500	118,660
Everest Medicines Ltd.(a)(c)	85,500	265,509
Mobvista Inc.(a)(b)(c)	513,000	176,030
NetDragon Websoft Holdings Ltd.	427,500	598,833
Skyworth Group Ltd.	1,710,000	703,222
Wasion Holdings Ltd.	1,710,000	1,396,462
WuXi XDC Cayman Inc.(a)	171,000	478,722
XD Inc.(a)(b)	34,200	63,886
		3,885,483
Denmark — 2.0%
Ascendis Pharma A/S, ADR(a)	1,026	142,040
Bavarian Nordic A/S(a)	4,788	104,487
Chemometec A/S	10,431	441,407
D/S Norden A/S	10,260	432,611
GN Store Nord A/S(a)	34,884	941,034
ISS A/S(b)	85,500	1,600,851
Jyske Bank A/S, Registered	5,130	415,067
Nilfisk Holding A/S(a)	8,379	175,848
NKT A/S(a)	3,933	326,259
Per Aarsleff Holding A/S	26,334	1,233,938
Ringkjoebing Landbobank A/S	3,420	574,752
Rockwool A/S, Class B	1,197	390,209
Royal Unibrew A/S	10,602	798,410
Scandinavian Tobacco Group A/S, Class A(c)	60,534	977,011
Solar A/S, Class B	10,602	496,036
Sydbank A/S	28,557	1,452,108
Topdanmark A/S	6,840	285,387
Trifork Group AG	3,591	59,281
Zealand Pharma A/S(a)	1,539	138,118
		10,984,854
Finland — 1.3%
Afarak Group SE(a)(b)	287,793	106,039
Cargotec OYJ, Class B	5,814	458,550
F-Secure OYJ	160,227	352,414
Harvia OYJ	6,669	290,229
Kemira OYJ	52,155	1,135,714
KonecranesOYJ	20,349	1,069,449
Lindex Group OYJ(a)	26,163	80,406
Marimekko OYJ	80,028	1,089,780
Nokian Renkaat OYJ	48,051	418,955
Oma Saastopankki OYJ	27,531	504,767
Outokumpu OYJ	111,150	449,469
QT Group OYJ(a)	4,959	381,998
Sanoma OYJ	81,909	596,159
TietoEVRY OYJ	9,747	183,936
YIT OYJ(b)	82,935	172,159
		7,290,024
France — 5.5%
Abivax SA, NVS(a)	7,353	115,824
ALD SA(c)	34,371	226,041
Alten SA	1,539	180,864
Atos SE(a)(b)	24,282	51,947

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Beneteau SACA	36,252	$469,433
Carmila SA	11,457	192,483
Casino Guichard Perrachon SA(a)	46,170	1,414
Cie. des Alpes	23,598	342,527
Cie. Plastic Omnium SA	19,323	235,353
Coface SA	89,262	1,373,617
Derichebourg SA	232,309	984,648
Elis SA	4,104	92,140
Eramet SA	6,669	645,984
Eurazeo SE	12,483	1,124,439
Euronext NV(c)	12,483	1,124,104
Eutelsat Communications SACA(a)(b)	111,492	447,870
Forvia SE(a)	28,899	459,917
Gaztransport Et Technigaz SA	9,405	1,310,871
Gecina SA	13,680	1,396,752
ICADE	20,007	531,935
Interparfums SA	12,235	620,640
IPSOS SA	19,494	1,304,492
Kaufman & Broad SA	15,048	485,171
Klepierre SA	65,493	1,758,645
La Francaise des Jeux SAEM(c)	51,129	1,926,783
Lagardere SA	4,104	92,040
Maisons du Monde SA(c)	65,835	315,848
Mercialys SA	74,727	808,857
Mersen SA	1,539	56,842
Nexans SA	6,156	655,593
Nexity SA	5,814	65,210
Quadient SA	33,003	631,531
Renault SA	46,854	2,320,835
RexelSA	54,720	1,418,334
SCOR SE	27,702	903,854
SOITEC(a)	2,565	250,812
Sopra Steria Group SACA	513	112,326
SPIE SA	13,680	497,414
Technip Energies NV	14,706	346,327
Television Francaise 1 SA	157,149	1,435,000
Trigano SA	5,301	805,860
Ubisoft Entertainment SA(a)	15,219	358,399
Valeo SE	48,906	619,810
Verallia SA(c)	9,918	381,994
Virbac SACA	855	315,969
Wavestone	7,524	427,956
Wendel SE	1,710	174,379
		30,399,084
Germany — 4.2%
AIXTRON SE	19,665	456,934
Amadeus Fire AG	4,617	553,937
Atoss Software AG	4,104	1,097,125
Aurubis AG	17,442	1,389,321
Bechtle AG	8,892	429,125
BRANICKS Group AG(a)	82,080	144,509
Ceconomy AG(a)	226,404	521,521
CompuGroup Medical SE & Co. KgaA	1,881	56,347
Covestro AG(a)(c)	9,063	453,914
CTS Eventim AG & Co. KGaA	3,078	272,184
Delivery Hero SE, Class A(a)(c)	5,301	148,309
Dermapharm Holding SE	5,472	183,652
Deutsche Pfandbriefbank AG(b)(c)	137,175	650,639
Deutz AG	54,549	315,136
Duerr AG	12,825	328,084
DWS Group GmbH & Co. KGaA(c)	1,881	79,367
Eckert & Ziegler SE	1,368	54,081
Security	Shares	Value

Germany (continued)
Elmos Semiconductor SE(b)	2,223	$184,195
flatexDEGIRO AG(a)	40,185	525,031
Freenet AG	41,895	1,164,613
GEA Group AG	24,966	1,007,627
Gerresheimer AG	1,710	184,162
GFT Technologies SE	1,710	50,091
Global Fashion Group SA(a)	131,499	33,243
Heidelberger Druckmaschinen AG(a)(b)	93,537	94,228
HelloFresh SE(a)	38,133	255,680
Hensoldt AG	2,394	94,316
Hugo Boss AG	14,706	792,429
K+S AG, Registered	22,572	337,676
Kloeckner & Co. SE	140,562	996,260
Krones AG	6,498	856,643
LANXESS AG	9,576	270,647
METRO AG(b)	37,620	201,256
MLP SE	17,100	102,879
MorphoSys AG(a)	2,052	144,898
Mutares SE & Co. KGaA	7,866	352,543
Nemetschek SE	11,115	982,224
New Work SE	1,026	65,259
Patrizia SE	39,330	348,376
ProSiebenSat.1 Media SE(b)	30,096	233,752
Puma SE	6,327	292,124
PVA TePla AG(a)	12,825	253,778
Rational AG	171	145,863
SAF-Holland SE	15,219	293,186
Salzgitter AG	21,546	553,324
Scout24 SE(c)	15,732	1,155,636
SGL Carbon SE(a)(b)	7,866	56,320
Sixt SE	4,275	409,312
SMA Solar Technology AG(a)	4,446	233,192
TAG Immobilien AG(a)	14,877	211,516
Takkt AG	23,769	330,682
TeamViewer SE(a)(c)	29,925	394,793
thyssenkrupp AG	50,958	255,742
United Internet AG, Registered(e)	12,825	310,222
Wacker Chemie AG(b)	3,591	384,410
Zalando SE(a)(c)	51,300	1,342,278
		23,034,591
Hong Kong — 1.5%
Champion REIT	1,026,000	228,562
Chinese Estates Holdings Ltd.(a)	855,000	115,855
CK Life Sciences International Holdings Inc.(b)	4,104,000	195,887
DL Holdings Group Ltd., NVS(b)	171,000	104,965
Esprit Holdings Ltd.(a)	855,000	25,029
EVA Precision Industrial Holdings Ltd.	3,420,000	343,375
First Pacific Co. Ltd.	4,446,000	2,079,282
Giordano International Ltd.(b)	3,078,000	785,504
Golden Resources Development International Ltd.	2,052,000	110,139
HKBN Ltd.	855,000	257,194
Hong Kong Technology Venture Co. Ltd.(a)	855,000	165,144
IGG Inc.(a)	1,026,000	427,711
Johnson Electric Holdings Ltd.	171,000	233,274
Kerry Logistics Network Ltd.	85,500	80,334
Orbusneich Medical Group Holdings Ltd., NVS(a)	85,500	40,986
PAX Global Technology Ltd.	342,000	286,796
PC Partner Group Ltd.	684,000	248,042
Solomon Systech International Ltd.(a)(b)	1,368,000	48,596
Sun Hung Kai & Co. Ltd.	513,000	156,651
Tam Jai International Co. Ltd.	855,000	105,561
Texwinca Holdings Ltd.	2,394,000	237,461

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
United Laboratories International Holdings Ltd. (The)	684,000	$807,051
Valuetronics Holdings Ltd.	701,100	302,566
VTech Holdings Ltd.(b)	153,900	889,573
		8,275,538
Ireland — 0.7%
Bank of Ireland Group PLC	286,083	3,052,343
Glanbia PLC	23,132	440,407
Glenveagh Properties PLC(a)(c)	176,814	240,776
		3,733,526
Israel — 1.2%
Africa Israel Residences Ltd.	3,249	195,201
Altshuler Shaham Finance Ltd.	60,363	75,156
Delek Automotive Systems Ltd.(b)	76,608	431,531
Elco Ltd.	2,394	73,376
Electra Consumer Products 1970 Ltd.	5,130	109,484
Equital Ltd.(a)	2	45
G City Ltd.(a)	171,855	497,449
Ilex Medical Ltd.	6,669	119,490
Meitav Investment House Ltd.(b)	48,906	218,411
Migdal Insurance & Financial Holdings Ltd.	233,928	297,033
Naphtha Israel Petroleum Corp. Ltd.(a)	101,403	526,033
Neto ME Holdings Ltd.(a)	3,420	63,455
Oil Refineries Ltd.	849,699	246,186
Partner Communications Co. Ltd.(a)	59,508	278,165
Paz Oil Co. Ltd.	4,617	459,983
Property & Building Corp. Ltd.(a)	8,721	456,596
Retailors Ltd.	47,196	1,037,097
Scope Metals Group Ltd.(a)	15,048	518,404
Tamar Petroleum Ltd.(c)	23,085	136,228
Tel Aviv Stock Exchange Ltd.	55,404	367,075
Telsys Ltd.(b)	3,591	216,805
		6,323,203
Italy — 3.3%
A2A SpA	602,433	1,188,090
ACEA SpA	79,515	1,379,300
Ascopiave SpA	103,455	270,689
Banca Generali SpA	11,457	448,724
Banca Monte dei Paschi di Siena SpA(a)	173,394	836,327
Banca Popolare di Sondrio SpA	14,877	124,294
BPER Banca SpA	318,402	1,653,524
Cembre SpA	9,576	454,257
Credito Emiliano SpA	10,089	106,575
d’Amico International Shipping SA, NVS	120,555	865,857
De’ Longhi SpA	11,457	375,704
El.En. SpA	51,129	642,641
Enav SpA(c)	190,665	784,125
ERG SpA	12,654	340,767
Esprinet SpA(a)	11,628	63,536
Gruppo MutuiOnline SpA(b)	10,944	409,063
Hera SpA	52,839	190,774
Immobiliare Grande Distribuzione SIIQ SpA(b)	35,226	61,878
Iren SpA	198,360	398,748
Italgas SpA	94,734	525,125
Iveco Group NV	35,910	450,266
MFE-MediaForEurope NV, NVS(b)	140,391	565,141
OVS SpA(c)	205,884	537,876
Piaggio & C SpA	356,364	1,038,947
RAI Way SpA(c)	47,196	267,956
Reply SpA	4,275	558,141
Risanamento SpA(a)(b)	2,062,260	67,066
Safilo Group SpA(a)(b)	111,492	138,736
Security	Shares	Value

Italy (continued)
Sanlorenzo SpA/Ameglia	11,457	$501,755
Sesa SpA(b)	1,539	160,041
SOL SpA	21,204	815,689
Technogym SpA(c)	27,531	259,631
TXT e-Solutions SpA	7,182	162,595
Unieuro SpA(b)(c)	44,631	435,907
Unipol Gruppo SpA	127,737	1,145,124
		18,224,869
Japan — 25.2%
77 Bank Ltd. (The)	51,300	1,450,266
A&D HOLON Holdings Co. Ltd.	34,200	593,952
Abalance Corp.	17,100	218,809
Adastria Co. Ltd.	17,100	372,341
ADEKA Corp.	34,200	710,700
Aichi Corp.	119,700	804,753
Aizawa Securities Group Co. Ltd.	17,100	190,777
Alpen Co. Ltd.	17,100	225,395
Amano Corp.	34,200	822,553
Aoyama Trading Co. Ltd.	34,200	351,277
Aozora Bank Ltd.(b)	17,100	265,682
Arata Corp.	15,600	345,634
ARE Holdings Inc.	17,100	221,028
Artience Co. Ltd.	17,100	316,906
Artner Co. Ltd.	34,200	471,101
Asahi Yukizai Corp.	34,200	1,067,823
ASKUL Corp.	34,200	516,498
Base Co. Ltd.	29,700	657,751
Benefit One Inc.(a)(b)	17,100	233,358
BML Inc.	10,300	190,250
Careerlink Co. Ltd.	17,100	271,103
Celsys Inc.	17,100	89,966
Central Automotive Products Ltd.	6,000	219,630
Chugoku Marine Paints Ltd.	68,400	895,173
Citizen Watch Co. Ltd.	34,200	227,190
CKD Corp.	17,100	319,582
Colowide Co. Ltd.	17,100	232,966
Cosel Co. Ltd.	51,300	478,179
Create Restaurants Holdings Inc.	85,500	589,222
Cybozu Inc.	34,200	346,164
Daicel Corp.	17,100	158,826
Daido Steel Co. Ltd.	21,000	231,557
Daishinku Corp.	51,300	275,003
Daiwa Industries Ltd.	51,300	521,209
Daiwa Securities Living Investments Corp.	513	348,331
Daiwabo Holdings Co. Ltd.	44,200	767,757
DeNA Co. Ltd.(a)	17,100	172,473
Dentsu Soken Inc.	39,600	1,311,871
Dexerials Corp.	17,100	640,508
Digital Arts Inc.	7,300	195,768
DMG Mori Co. Ltd.	34,200	914,252
DTS Corp.	51,300	1,399,500
en Japan Inc.	7,000	116,375
Enplas Corp.(b)	6,000	325,013
Fancl Corp.	17,100	199,722
Financial Products Group Co. Ltd.	85,500	1,198,188
Food & Life Companies Ltd.	17,100	323,204
FP Partner Inc.	7,000	222,924
Frontier Real Estate Investment Corp.	105	305,245
Fuji Soft Inc.	12,200	477,432
Fujimi Inc.	68,400	1,483,577
Fujimori Kogyo Co. Ltd.	7,000	189,416
Fukui Computer Holdings Inc.	17,100	266,464

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fullcast Holdings Co. Ltd.	17,100	$163,913
Furuno Electric Co. Ltd.	17,100	227,241
Future Corp.	17,100	172,511
Fuyo General Lease Co. Ltd.	14,200	1,217,786
G-7 Holdings Inc.	51,300	453,690
Geo Holdings Corp.	51,300	645,200
Gift Holdings Inc.	17,100	324,085
Global One Real Estate Investment Corp.	342	232,728
GMO Financial Holdings Inc.	119,700	572,546
GMO GlobalSign Holdings KK(b)	17,100	291,083
GMO internet group Inc.	34,200	561,534
Gree Inc.	17,100	50,488
GungHo Online Entertainment Inc.	9,000	132,314
Gunma Bank Ltd. (The)	102,600	624,440
Gurunavi Inc.(a)	34,200	66,478
Hachijuni Bank Ltd. (The)	188,100	1,254,802
Hanwa Co. Ltd.	7,200	277,030
Hazama Ando Corp.	51,300	382,496
Heiwa Real Estate Co. Ltd.	34,200	945,495
Hioki EE Corp.	17,100	681,907
Hitachi Zosen Corp.	51,300	397,056
Hokkaido Electric Power Co. Inc.	17,100	121,508
Hoshino Resorts REIT Inc.	79	276,543
Hosiden Corp.	17,100	213,521
Ichibanya Co. Ltd.	17,100	118,068
Idec Corp./Japan	10,500	185,337
I’ll Inc.	34,200	584,746
Inabata & Co. Ltd.	34,200	697,165
Inageya Co. Ltd.	17,100	138,266
Infocom Corp.	34,200	585,215
Insource Co. Ltd.	85,500	415,428
Integrated Design & Engineering Holdings Co. Ltd., NVS	17,500	519,203
Inui Global Logistics Co. Ltd.	51,300	358,072
Ishihara Sangyo Kaisha Ltd.	34,200	396,184
Itochu-Shokuhin Co. Ltd.	17,100	808,706
Itoki Corp.	102,600	1,225,681
IyoginHoldingsInc.,NVS	85,500	652,520
Jaccs Co. Ltd.	9,600	344,994
JAFCO Group Co. Ltd.	51,300	578,952
Japan Aviation Electronics Industry Ltd.	17,100	274,714
Japan Communications Inc.(a)	256,500	321,854
Japan Logistics Fund Inc.	171	304,897
Japan Petroleum Exploration Co. Ltd.	27,300	1,151,603
Japan Pulp & Paper Co. Ltd.	24,200	840,754
Japan Securities Finance Co. Ltd.	68,400	693,428
Japan Wool Textile Co. Ltd. (The)	51,300	442,868
JCR Pharmaceuticals Co. Ltd.	34,200	175,805
JCU Corp.	17,100	408,254
Justsystems Corp.	6,700	116,704
JVCKenwood Corp.	119,700	608,487
Kagome Co. Ltd.	17,100	437,125
Kamei Corp.	85,500	1,100,988
Kandenko Co. Ltd.	51,300	572,236
Kappa Create Co. Ltd.(a)(b)	34,200	349,265
KeePer Technical Laboratory Co. Ltd.	5,000	142,181
Keihanshin Building Co. Ltd.	85,500	857,075
Kissei Pharmaceutical Co. Ltd.	1,200	27,497
Ki-Star Real Estate Co. Ltd.	7,100	172,118
Kitz Corp.	136,800	1,164,408
Kokuyo Co. Ltd.	34,200	584,278
Komori Corp.	34,200	267,148
Security	Shares	Value

Japan (continued)
Konishi Co. Ltd.	34,200	$290,442
Kosaido Holdings Co. Ltd.	153,900	710,352
Koshidaka Holdings Co. Ltd.	34,200	187,098
Kotobuki Spirits Co. Ltd.	72,400	745,471
KPP Group Holdings Co. Ltd.	171,000	804,379
K’s Holdings Corp.	17,100	164,147
Kurabo Industries Ltd.	34,200	804,767
Kyorin Pharmaceutical Co. Ltd.	17,100	199,255
Kyudenko Corp.	7,500	311,279
Kyushu Financial Group Inc.	85,500	572,085
LaSalle Logiport REIT	1,368	1,372,077
Life Corp.	51,300	1,281,538
Lifedrink Co. Inc.	6,000	190,114
Macnica Holdings Inc.	6,500	286,605
Mani Inc.	17,100	198,104
Marudai Food Co. Ltd.	34,200	351,934
Maruichi Steel Tube Ltd.	17,100	440,299
Maruwa Co. Ltd./Aichi	3,000	632,183
Maruzen Showa Unyu Co. Ltd.	51,300	1,534,787
Medical Data Vision Co. Ltd.	17,100	62,736
Medley Inc.(a)	5,000	114,610
MEITEC Group Holdings Inc.	41,600	775,840
Menicon Co. Ltd.	17,100	164,992
Micronics Japan Co. Ltd.	17,100	704,410
Milbon Co. Ltd.	5,300	104,177
Miroku Jyoho Service Co. Ltd.	17,100	183,937
Mitsubishi Logistics Corp.	10,000	331,762
Mitsui DM Sugar Holdings Co. Ltd.	7,000	136,044
Mitsui High-Tec Inc.	5,700	255,223
Mitsui Matsushima Holdings Co. Ltd.	17,100	343,933
Mitsui Mining & Smelting Co. Ltd.	17,100	536,203
Mizuho Leasing Co. Ltd.	17,100	122,153
Mizuho Medy Co. Ltd.	17,100	360,629
Mizuno Corp.	5,800	281,496
Mochida Pharmaceutical Co. Ltd.	17,100	344,960
Monex Group Inc.	136,800	706,831
Monogatari Corp. (The)	17,100	462,012
Mori Hills REIT Investment Corp.	171	148,808
Mori Trust REIT Inc.	3,078	1,428,087
Morinaga & Co. Ltd./Japan	34,200	552,698
MOS Food Services Inc.	17,100	378,219
Mugen Estate Co. Ltd.	17,100	150,400
m-up Holdings Inc.	119,700	790,829
Nagase & Co. Ltd.	68,400	1,183,343
Nakanishi Inc.	17,100	262,689
NEC Networks & System Integration Corp.	17,100	284,066
NET One Systems Co. Ltd.	34,200	573,235
Nichias Corp.	17,100	468,706
Nichiha Corp.	9,100	212,185
Nihon Parkerizing Co. Ltd.	51,300	394,503
Nippon Gas Co.Ltd.	68,400	1,115,550
Nippon Paper Industries Co. Ltd.	34,200	237,778
Nippon Pillar Packing Co. Ltd.	7,000	275,727
NIPPON REIT Investment Corp.	855	1,931,055
Nishimatsu Construction Co. Ltd.	17,100	494,443
Nishi-Nippon Financial Holdings Inc.	119,700	1,513,300
Nisshin Oillio Group Ltd. (The)	7,000	224,872
Nisshinbo Holdings Inc.	17,100	129,635
Nissui Corp.	153,900	923,437
Nittetsu Mining Co. Ltd.	17,100	537,476
Nitto Kogyo Corp.	17,100	458,674
Nomura Co.Ltd.	102,600	552,233

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nomura Micro Science Co. Ltd.(b)	37,600	$1,202,232
North Pacific Bank Ltd.	85,500	245,895
NSD Co. Ltd.	102,600	2,005,416
NTT UD REIT Investment Corp.	171	131,099
Obara Group Inc.	9,200	240,328
Ohsho Food Service Corp.	3,900	193,284
Okamoto Machine Tool Works Ltd.	17,100	647,137
Okasan Securities Group Inc.	119,700	573,418
Okinawa Electric Power Co. Inc. (The)	34,236	255,413
Okumura Corp.	17,100	534,989
Okuwa Co. Ltd.	17,100	102,308
Onward Holdings Co. Ltd.	136,800	526,581
Organo Corp.	23,100	1,059,697
Osaka Soda Co. Ltd.	2,000	117,297
Oyo Corp.	17,100	265,775
PAL GROUP Holdings Co. Ltd.	68,400	816,296
Park24 Co. Ltd.(a)	17,100	184,160
Pasona Group Inc.	17,100	239,960
Penta-Ocean Construction Co. Ltd.	17,100	85,816
Pharma Foods International Co. Ltd.(b)	85,500	454,649
PHC Holdings Corp.(b)	17,100	123,374
Press Kogyo Co. Ltd.	136,800	673,085
Raksul Inc.(a)	17,100	96,845
Rakuten Bank Ltd., NVS(a)	34,200	693,100
Relo Group Inc.	68,400	594,574
Rengo Co. Ltd.	34,200	256,427
Riken Keiki Co. Ltd.(b)	22,600	552,993
Riken Technos Corp.	188,100	1,202,765
Riken Vitamin Co.Ltd.	34,200	589,369
Riso Kagaku Corp.	6,000	112,000
Round One Corp.	51,300	225,347
Royal Holdings Co. Ltd.	17,100	267,308
Ryobi Ltd.	17,100	297,025
Saibu Gas Holdings Co. Ltd.	51,300	639,662
Saizeriya Co. Ltd.(b)	28,200	952,241
Sanki Engineering Co. Ltd.	119,700	1,680,313
Sansan Inc.(a)	51,300	471,126
Sanyo Denki Co. Ltd.	4,300	202,740
Sapporo Holdings Ltd.	5,000	180,728
Senshu Electric Co. Ltd.	51,300	1,787,706
Shibaura Machine Co. Ltd.	8,000	179,091
Shibaura Mechatronics Corp.	21,600	822,699
Shiga Bank Ltd. (The)	9,500	245,688
Shin Nippon Biomedical Laboratories Ltd.(b)	51,300	498,210
Shinmaywa Industries Ltd.	17,100	130,374
Shizuoka Gas Co. Ltd.	34,200	209,266
SHO-BOND Holdings Co. Ltd.	10,800	417,062
Shoei Co. Ltd.	17,100	219,082
SIGMAXYZ Holdings Inc.	17,100	170,151
Simplex Holdings Inc.	4,900	79,162
Star Micronics Co.Ltd.	34,200	406,078
Sumitomo Bakelite Co. Ltd.	10,000	284,829
Sun* Inc.(a)(b)	51,300	300,402
Systena Corp.	307,800	512,868
Syuppin Co. Ltd.	34,200	250,418
Taihei Dengyo Kaisha Ltd.	17,100	481,301
Takara Holdings Inc.	34,200	224,674
Takara Standard Co. Ltd.	34,200	417,211
Tama Home Co. Ltd.	57,300	1,585,537
Teikoku Electric Manufacturing Co. Ltd.	51,300	809,208
Tekken Corp.	17,100	312,013
Toagosei Co. Ltd.	17,100	172,015
Security	Shares	Value

Japan (continued)
TOC Co. Ltd.	171,000	$851,899
Tocalo Co. Ltd.	34,200	394,090
Toho Gas Co. Ltd.	85,500	2,195,682
Toho Titanium Co. Ltd.	34,200	294,967
Toho Zinc Co. Ltd.(a)	17,100	112,858
Tokai Carbon Co. Ltd.	17,100	113,448
TOKAI Holdings Corp.	85,500	525,880
Tokai Tokyo Financial Holdings Inc.	51,300	187,990
Tokyo Kiraboshi Financial Group Inc.	8,300	246,375
Tokyo Seimitsu Co. Ltd.	2,000	130,146
Tokyu REIT Inc.	2,223	2,287,309
Tomoku Co. Ltd.	68,400	1,121,019
Tomy Co. Ltd.	34,200	546,828
Topcon Corp.	34,200	401,688
Torii Pharmaceutical Co. Ltd.	34,200	853,589
Toyo Tanso Co. Ltd.	6,000	295,953
Transaction Co. Ltd.	17,100	193,771
TSI Holdings Co. Ltd.	171,000	954,305
Tsuburaya Fields Holdings Inc.(b)	85,500	975,515
Tsugami Corp.	34,200	295,278
Uchida Yoko Co. Ltd.	17,100	757,879
Ulvac Inc.	23,800	1,423,139
U-Next Holdings Co. Ltd.	17,100	477,852
United Super Markets Holdings Inc.	68,400	390,391
Ushio Inc.	17,100	224,931
ValueCommerce Co. Ltd.	17,100	117,045
Visional Inc.(a)	17,100	780,243
Vital KSK Holdings Inc.	17,100	133,449
Wacom Co. Ltd.	68,400	262,692
Wakita & Co. Ltd.	17,100	169,676
West Holdings Corp.	6,000	100,115
Yamae Group Holdings Co. Ltd.	8,000	131,509
YA-MAN Ltd.(b)	34,200	206,199
Yamazen Corp.	17,100	150,180
Yodogawa Steel Works Ltd.	17,100	536,700
Yonex Co. Ltd.	51,300	409,088
Yoshinoya Holdings Co. Ltd.	17,100	313,168
Yurtec Corp.	119,700	1,109,052
Yushiro Chemical Industry Co. Ltd.	17,100	213,284
ZERIA Pharmaceutical Co. Ltd.	17,100	226,779
		138,259,853
Netherlands — 2.8%
Aalberts NV	9,747	463,429
ABN AMRO Bank NV, CVA(c)	130,473	2,089,990
Allfunds Group PLC	24,111	151,525
Arcadis NV	5,130	316,824
ASR Nederland NV	43,263	2,164,858
BE Semiconductor Industries NV	19,494	2,586,347
Corbion NV	11,628	252,541
Eurocommercial Properties NV	13,338	303,358
Flow Traders Ltd., NVS(b)	9,747	200,655
IMCD NV	5,301	799,786
InPost SA(a)	47,709	765,956
Koninklijke BAM Groep NV	162,621	662,908
NSI NV	18,297	347,182
OCI NV	40,356	1,085,438
PostNL NV	165,528	222,708
Signify NV(c)	67,716	1,846,714
TKH Group NV	6,498	279,895
TomTom NV(a)(b)	95,247	567,751

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Van Lanschot Kempen NV	7,695	$272,587
		15,380,452
New Zealand — 0.6%
Argosy Property Ltd.	406,296	268,627
Chorus Ltd.	24,624	104,470
Genesis Energy Ltd.(b)	172,197	235,938
Goodman Property Trust	40,185	53,988
Investore Property Ltd.	83,619	55,581
Kiwi Property Group Ltd.	2,469,924	1,176,016
Manawa Energy Ltd.	23,054	59,044
Precinct Properties Group	145,692	100,443
Skellerup Holdings Ltd.	270,522	717,323
SKY Network Television Ltd.	272,232	466,801
SKYCITY Entertainment Group Ltd.(b)	146,205	153,349
		3,391,580
Norway — 1.3%
2020 Bulkers Ltd.	11,286	174,166
Aker Solutions ASA	32,148	121,175
Atea ASA	52,497	672,960
BW LPG Ltd.(c)	41,553	602,619
BW Offshore Ltd.	72,333	181,996
Crayon Group Holding ASA(a)(b)(c)	22,914	168,616
DNO ASA	539,163	499,108
DOF Group ASA(a)	8,721	64,119
Elmera Group ASA(c)	82,080	245,313
Europris ASA(c)	8,379	52,735
Hoegh Autoliners ASA	37,107	389,481
Kid ASA(c)	41,895	555,910
LINK Mobility Group Holding ASA(a)	105,849	186,761
Norconsult Norge A/S, NVS(a)	133,551	337,229
Norske Skog ASA(c)	49,248	164,778
OKEA ASA	194,598	448,256
Opera Ltd., ADR(b)	12,825	160,056
PGS ASA(a)	137,142	105,389
Rana Gruber ASA, Class A	105,507	788,067
Selvaag Bolig ASA	123,120	389,582
SpareBank 1 SMN	54,207	712,415
Veidekke ASA	10,944	114,479
XXL ASA(a)(c)	1,344,573	93,080
		7,228,290
Portugal — 0.4%
CTT-Correios de Portugal SA	141,075	663,949
REN - Redes Energeticas Nacionais SGPS SA	286,083	690,751
Semapa-Sociedade de Investimento e Gestao	33,687	571,330
		1,926,030
Singapore — 2.1%
Asian Pay Television Trust(b)	1,881,000	108,860
Best World International Ltd.(a)	632,700	1,135,574
CDL Hospitality Trusts	495,900	352,918
ComfortDelGro Corp. Ltd.	136,800	148,800
Delfi Ltd.(b)	889,200	592,778
Digital Core REIT Management Pte Ltd.	743,900	453,779
Food Empire Holdings Ltd.	855,000	801,729
Golden Agri-Resources Ltd.(b)	6,822,900	1,374,527
Hour Glass Ltd. (The)(b)	153,900	180,389
Keppel Infrastructure Trust(b)	1,898,100	658,477
NetLink NBN Trust	1,641,600	1,028,217
Paragon REIT	547,200	338,730
Parkway Life REIT	598,500	1,571,016
Riverstone Holdings Ltd./Singapore(b)	513,000	294,011
Samudera Shipping Line Ltd.(b)	752,400	499,536
Security	Shares	Value

Singapore (continued)
Sasseur Real Estate Investment Trust(b)	666,900	$329,774
Sheng Siong Group Ltd.(b)	188,100	213,228
Silverlake Axis Ltd.(b)	307,800	58,626
Wing Tai Holdings Ltd.(b)	820,800	883,906
Yanlord Land Group Ltd.(a)	1,385,100	454,502
		11,479,377
Spain — 2.7%
Acciona SA	9,063	1,047,738
Acerinox SA	192,546	2,074,417
Applus Services SA	44,460	601,637
Atresmedia Corp. de Medios de Comunicacion SA	91,485	459,449
Banco de Sabadell SA	1,830,042	3,495,753
Bankinter SA	132,012	1,043,444
Cia. de Distribucion Integral Logista Holdings SA	9,747	265,113
eDreams ODIGEO SA(a)	24,111	164,166
Fluidra SA	10,089	213,566
Gestamp Automocion SA(c)	93,537	280,274
Indra Sistemas SA(b)	25,308	483,809
Inmobiliaria Colonial SOCIMI SA	21,888	128,016
Lar Espana Real Estate SOCIMI SA	123,633	901,158
Merlin Properties SOCIMI SA	84,132	946,413
Metrovacesa SA(b)(c)	53,181	490,929
Neinor Homes SA(a)(c)	17,784	199,281
Pharma Mar SA	12,141	392,631
Prosegur Cia. de Seguridad SA	81,567	144,619
Sacyr SA	149,654	520,322
Solaria Energia y Medio Ambiente SA(a)	8,037	81,777
Tubacex SA	93,195	311,800
Unicaja Banco SA(c)	458,280	598,630
Viscofan SA	1,881	119,593
		14,964,535
Sweden — 3.5%
AcadeMedia AB(c)	12,312	56,530
Alleima AB, NVS	52,497	326,288
Arise AB	91,827	322,830
Arjo AB, Class B	128,250	538,265
Betsson AB	131,328	1,451,620
Bilia AB, Class A	116,622	1,464,768
BioArctic AB, Class B(a)(b)(c)	8,037	141,426
BioGaia AB, Class B	38,133	406,062
Biotage AB	15,390	232,215
Bonava AB, Class B(a)	685,539	623,426
BoneSupport Holding AB(a)(c)	33,687	684,557
Bravida Holding AB(c)	16,758	113,316
Bulten AB	34,884	260,329
Byggmax Group AB(a)	25,479	79,209
Clas Ohlson AB, Class B	83,448	1,007,077
Concentric AB	38,304	663,170
Corem Property Group AB	14,535	296,756
Electrolux Professional AB, Class B	45,657	294,803
Ferronordic AB(b)	34,200	203,889
Hemnet Group AB	27,873	724,383
HMS Networks AB	2,736	101,398
Intrum AB(b)	9,918	23,199
Investment AB Oresund	59,679	589,580
Inwido AB	45,144	556,010
JM AB	14,022	237,460
Lindab International AB	19,494	391,601
Loomis AB, Class B	17,271	441,391
MIPS AB	10,773	361,766
Mycronic AB	33,345	1,160,539

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Net Insight AB(a)(b)	904,077	$430,693
New Wave Group AB, Class B	86,013	783,260
Nobia AB(a)(b)	336,528	137,051
Nyfosa AB	81,738	707,099
Orron Energy AB(a)(b)	609,957	401,388
OX2 AB, Class B(a)	30,438	109,804
Peab AB, Class B	22,230	135,522
Ratos AB, Class B	17,100	59,351
RaySearch Laboratories AB(a)	33,687	368,648
Samhallsbyggnadsbolaget i Norden AB(b)	641,079	229,930
Scandic Hotels Group AB(a)(b)(c)	136,971	718,124
SkiStar AB	8,379	116,071
Truecaller AB(a)(b)	76,950	244,510
Vitrolife AB	2,907	43,419
Volati AB(b)	22,059	205,369
Wihlborgs Fastigheter AB	88,236	739,033
		19,183,135
Switzerland — 6.2%
Accelleron Industries AG, NVS	47,538	1,848,218
Adecco Group AG, Registered	24,966	873,372
ams-OSRAM AG(a)	121,068	145,410
Aryzta AG(a)	28,728	54,389
Ascom Holding AG, Registered	17,784	143,162
Avolta AG, Registered(a)	1,881	71,133
Banque Cantonale Vaudoise, Registered	15,390	1,609,402
Belimo Holding AG, Registered	855	395,598
BKW AG	7,182	1,066,081
Bucher Industries AG, Registered	2,394	919,904
BurckhardtCompressionHoldingAG	513	326,742
Cembra Money Bank AG	4,959	379,117
Clariant AG, Registered	57,798	864,705
Comet Holding AG, Registered	684	215,837
dormakaba Holding AG	513	273,033
Dottikon Es Holding AG(a)(b)	1,197	312,516
Emmi AG, Registered	171	166,359
Flughafen Zurich AG, Registered	1,026	205,406
Forbo Holding AG, Registered	342	395,007
Galenica AG(c)	24,966	1,910,355
Georg Fischer AG	7,866	549,011
Helvetia Holding AG, Registered	11,271	1,474,309
Implenia AG, Registered	14,535	531,494
Inficon Holding AG, Registered	855	1,188,791
Interroll Holding AG, Registered	171	550,326
Landis+Gyr Group AG	6,327	468,097
LEM Holding SA, Registered	171	291,309
Logitech International SA, Registered	36,765	2,862,419
Medmix AG(c)	11,970	196,624
Mobilezone Holding AG, Registered	3,762	53,813
Mobimo Holding AG, Registered	566	158,448
PSP Swiss Property AG, Registered	10,773	1,331,773
Schweiter Technologies AG, NVS	171	76,827
SFS Group AG	2,052	243,382
Siegfried Holding AG, Registered	342	326,809
SIG Group AG	47,196	943,134
SKAN Group AG	2,223	197,815
Swiss Prime Site AG, Registered	8,550	789,446
Swissquote Group Holding SA, Registered	11,286	3,052,573
Tecan Group AG, Registered	3,591	1,266,855
Temenos AG, Registered	12,654	787,172
VAT Group AG(c)	6,919	3,444,698
Vontobel Holding AG, Registered	9,747	547,120
Security	Shares	Value

Switzerland (continued)
Zehnder Group AG, Registered	7,353	$428,704
		33,936,695
United Kingdom — 14.4%
4imprint Group PLC	10,431	806,193
888 Holdings PLC(a)	258,723	274,148
abrdn PLC	712,557	1,299,405
AG Barr PLC	10,089	71,824
Airtel Africa PLC(c)	275,310	380,190
AJ Bell PLC	185,022	747,913
Ashmore Group PLC	82,251	198,770
B&M European Value Retail SA	153,045	987,687
Baltic Classifieds Group PLC	118,503	340,681
Beazley PLC	119,700	990,370
Bellway PLC	31,977	1,004,902
Big Yellow Group PLC	4,446	59,809
Bodycote PLC	8,208	70,603
Bridgepoint Group PLC(c)	158,859	449,597
British Land Co. PLC (The)	487,008	2,348,424
Britvic PLC	112,860	1,244,590
Bytes Technology Group PLC	121,923	741,579
Capital & Counties Properties PLC	713,583	1,194,466
Capricorn Energy PLC	294,633	625,870
Centamin PLC	163,989	247,635
Chemring Group PLC	156,807	734,768
Computacenter PLC	52,839	1,694,044
ConvaTec Group PLC(c)	388,854	1,209,846
Currys PLC(a)	745,047	574,846
Darktrace PLC(a)	233,415	1,742,408
Deliveroo PLC, Class A(a)(c)	410,913	687,005
Derwent London PLC	8,379	215,263
DFS Furniture PLC	234,612	340,651
Diploma PLC	24,624	1,113,019
Diversified Energy Co. PLC	3,591	49,996
Domino’s Pizza Group PLC	354,312	1,436,338
Dowlais Group PLC	659,034	669,826
DraxGroupPLC	134,748	872,179
Dunelm Group PLC	53,010	667,807
FDM Group Holdings PLC	138,510	597,975
Ferrexpo PLC(a)	801,648	509,865
Firstgroup PLC	752,742	1,524,908
Frasers Group PLC(a)	67,545	687,377
Games Workshop Group PLC	6,156	760,846
Genuit Group PLC	20,349	109,981
Genus PLC	9,234	207,663
Grafton Group PLC	50,103	589,323
Grainger PLC	46,341	148,527
Great Portland Estates PLC	64,125	314,099
Greencore Group PLC(a)	94,905	155,248
Greggs PLC	49,761	1,684,010
Halfords Group PLC	364,230	683,993
Hammerson PLC	1,179,216	401,379
Hargreaves Lansdown PLC	28,215	285,122
Helical PLC	112,347	286,382
Hill & Smith PLC	30,096	706,420
Hiscox Ltd.	34,542	529,732
Hochschild Mining PLC(a)	142,785	275,627
Howden Joinery Group PLC	86,697	943,672
IG Group Holdings PLC	75,141	701,159
IMI PLC	6,840	148,994
Immunocore Holdings PLC(a)(b)	6,327	373,799
Inchcape PLC	209,817	2,091,230
Indivior PLC, NVS(a)	73,701	1,323,033

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Intermediate Capital Group PLC	86,697	$2,259,662
International Distributions Services PLC(a)	564,300	1,901,461
Investec PLC	246,753	1,563,003
IWG PLC(a)	65,493	151,209
Johnson Matthey PLC	18,126	397,723
Just Group PLC	64,467	82,902
Kainos Group PLC	70,623	865,703
Keller Group PLC	45,486	624,114
Land Securities Group PLC	96,957	783,612
ManGroupPLC/Jersey	733,129	2,351,073
Marks & Spencer Group PLC	354,654	1,129,907
Marshalls PLC	140,733	470,459
Moneysupermarket.com Group PLC	380,817	1,020,281
Moonpig Group PLC(a)	26,505	51,577
Morgan Sindall Group PLC	21,204	597,861
Ninety One PLC	108,414	225,482
Odfjell Technology Ltd.(b)	57,114	320,828
OSB Group PLC	140,733	720,652
Oxford Instruments PLC	19,494	547,145
Pagegroup PLC	71,991	400,056
Paragon Banking Group PLC	181,260	1,616,496
Pets at Home Group PLC	238,124	869,435
Picton Property Income Ltd.	273,429	225,351
Playtech PLC(a)	86,697	574,161
Plus500 Ltd.	27,360	740,080
PureTech Health PLC(a)	98,325	265,382
QinetiQ Group PLC	112,689	480,922
Quilter PLC(c)	216,486	297,020
Redrow PLC	25,650	206,225
Renewi PLC(a)	9,063	63,758
Renishaw PLC	3,420	176,341
Rightmove PLC	48,051	307,805
RS GROUP PLC	140,733	1,289,228
Safestore Holdings PLC	135,774	1,308,571
Savills PLC	54,036	730,574
Serco Group PLC	39,672	90,816
Softcat PLC	89,433	1,750,500
Spectris PLC	19,494	806,333
Spire Healthcare Group PLC(c)	122,094	375,244
Spirent Communications PLC	405,612	980,476
SSP Group PLC	111,150	271,950
SThree PLC	89,604	473,510
Synthomer PLC(a)	35,568	115,107
TBC Bank Group PLC	8,379	362,261
Telecom Plus PLC	44,289	960,477
TI Fluid Systems PLC(c)	165,528	284,796
Trainline PLC(a)(c)	36,936	137,722
Trustpilot Group PLC(a)(c)	199,044	473,057
TUI AG(a)	9,234	64,847
Tullow Oil PLC(a)	343,026	155,592
UK Commercial Property REIT Ltd.	146,376	122,857
UNITE Group PLC (The)	7,866	90,935
Vesuvius PLC	31,806	189,906
Videndum PLC	15,732	54,059
Virgin Money UK PLC	90,133	239,653
VistryGroupPLC	58,995	876,348
Watches of Switzerland Group PLC(a)(c)	14,193	59,534
Security	Shares	Value

United Kingdom (continued)
Weir Group PLC (The)	38,304	$977,417
WH Smith PLC	14,022	191,797
Wickes Group PLC	508,167	924,531
Workspace Group PLC	70,281	434,410
		79,213,210
United States — 0.0%
Gran Tierra Energy Inc., NVS(a)	23,940	207,289

Total Common Stocks — 98.2%
(Cost: $515,044,506)		539,364,202

Preferred Stocks

Germany — 0.8%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	8,892	473,568
FUCHS SE, Preference Shares, NVS	18,468	862,443
Jungheinrich AG, Preference Shares, NVS	17,100	635,846
KSB SE & Co. KGaA, 0.00%	342	223,181
Schaeffler AG, Preference Shares, NVS	152,019	889,574
STO SE & Co. KGaA, Preference Shares, NVS	8,721	1,497,732
		4,582,344
Spain — 0.1%
Grifols SA, Class B, Preference Shares, NVS	67,032	427,736

Total Preferred Stocks — 0.9%
(Cost: $4,962,890)		5,010,080

Total Long-Term Investments — 99.1%
(Cost: $520,007,396)		544,374,282

Short-Term Securities

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(f)(g)(h)	22,668,106	22,674,906
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)	330,000	330,000

Total Short-Term Securities — 4.2%
(Cost: $23,003,182)		23,004,906

Total Investments — 103.3%
(Cost: $543,010,578)		567,379,188

Liabilities in Excess of Other Assets — (3.3)%		(18,200,560)

Net Assets — 100.0%		$549,178,628

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
April 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,080,388	$4,595,717	(a)	$—	$(920)	$(279)	$22,674,906	22,668,106	$319,807	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	220,000	(a)	—	—	—	330,000	330,000	15,218		—
					$(920)	$(279)	$23,004,906		$335,025		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	8	06/13/24	$1,385	$799
FTSE 250 Index	65	06/21/24	3,249	42,037
				$42,836

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$103,964,661	$435,280,881	$118,660	$539,364,202
Preferred Stocks	—	5,010,080	—	5,010,080
Short-Term Securities
Money Market Funds	23,004,906	—	—	23,004,906
	$126,969,567	$440,290,961	$118,660	$567,379,188
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$42,836	$—	$42,836

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust